Average Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2065 Fund	May 30, 2024
Fidelity Freedom Index 2065 Fund - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.93%
Since Inception	8.39%	[1]
Fidelity Freedom Index 2065 Fund - Investor Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	19.33%
Since Inception	7.74%	[1]
Fidelity Freedom Index 2065 Fund - Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.10%
Since Inception	6.43%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	13.21%
IXXK2
Average Annual Return:
Past 1 year	20.11%
Since Inception	8.53%

[1]	A From June 28, 2019 .